SHARE-BASED COMPENSATION (Details 3) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning	5,500,135
Exercise Price Outstanding, Beginning	$ 3.99
Weighted Average Remaining Contractual Life (Years)	6 years 18 days	6 years 9 months 14 days
Weighted-Average Grant Date Fair Value,Beginning	$ 2.37
Number of Shares Options Granted	498,164
Exercise Price Granted	$ 6.36
Weighted-Average Grant Date Fair Value,Granted	$ 3.99
Number of Shares Options Exercised	(327,954)
Exercise Price Exercised	$ 3.28
Weighted-Average Grant Date Fair Value,Exercised	$ 1.62
Number of Shares Options Exercised	(96,167)
Exercise Price Forfeited	$ 5.39
Weighted-Average Grant Date Fair Value,Forfeited	$ 2.88
Number of Shares Options Outstanding, Ending	(84,686)
Exercise Price Outstanding, Ending	$ 3.31
Weighted-Average Grant Date Fair Value,Expired	$ 1.72
Number of Shares Options Outstanding, Ending	5,489,492	5,500,135
Exercise Price Outstanding, Ending	$ 4.23	$ 3.99
Weighted-Average Grant Date Fair Value,Ending	2.27	2.37
Exercise Price Outstanding, Ending		$ 3,939,056
Exercise Price Options exercisable at end of period	$ 3.85
Weighted Average Remaining Contractual Life (Years) exercisable	5 years 2 months 26 days
Weighted-average grant date fair value exercisable	$ 1.98